Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Stock Purchase Plan

FIS employees participate in an Employee Stock Purchase Plan (ESPP). Eligible employees may voluntarily purchase, at current market prices, shares of FIS’ common stock through payroll deductions. Pursuant to the ESPP, employees may contribute an amount between 3% and 15% of their base salary and certain commissions. Shares purchased are allocated to employees based upon their contributions. The Company contributes varying matching amounts as specified in the ESPP. The Company recorded expense of $26.2 million, $26.0 million and $22.0 million, respectively, for the years ended December 31, 2015, 2014 and 2013, relating to the participation of FIS employees in the ESPP.

401(k) Profit Sharing Plans

The Company’s U.S. employees are covered by a qualified 401(k) plan. Eligible employees may contribute up to 40% of their pretax annual compensation, up to the amount allowed pursuant to the Internal Revenue Code. The Company generally matches 50% of each dollar of employee contribution up to 6% of the employee’s total eligible compensation. The Company recorded expense of $38.2 million, $35.6 million and $31.1 million, respectively, for the years ended December 31, 2015, 2014 and 2013, relating to the participation of FIS employees in the 401(k) plan.

SunGard and its subsidiaries also maintain savings and other defined contribution plans in and outside of the U.S. The U.S. 401(k) plan was frozen with respect to new contributions effective with the Acquisition and will be merged with the FIS plan, in which legacy SunGard employees now participate.

Stock Compensation Plans

In 2008, the Company adopted the FIS 2008 Omnibus Incentive Plan ("FIS Plan"). The FIS Plan was amended and restated in 2013 and combined with a plan assumed in conjunction with the 2009 Metavante acquisition ("FIS Restated Plan"). The restatement authorized an additional 6.0 million shares for issuances, which was approved by stockholders in 2013. In May 2015, another 12.0 million shares were authorized for issuance under the FIS Restated Plan and approved by stockholders.

On November 30, 2015, in conjunction with the SunGard acquisition, the Company registered an additional 10.0 million shares, representing the remaining shares available for issuance under the SunGard 2005 Management Incentive Plan, as amended ("the SG Plan"), immediately prior to the consummation of the Acquisition. These shares are now available for grant under the FIS Restated Plan for legacy SunGard employees and new FIS employees.

Also on November 30, 2015, in conjunction with the SunGard acquisition, the Company registered up to approximately 2.4 million shares of FIS common stock on a Post-Effective Amendment on Form S-8, reserved for issuance with respect to converted restricted stock units ("RSU's") under the SG Plan. This SG Plan will remain in existence until such time as these RSU's vest and the shares are exercised or the SG Plan is otherwise terminated.

A summary of the options granted (all of which vest over three years), outstanding and shares available for grant under the FIS Restated Plan follows (in millions):

FIS Restated Plan
Available for grant as of December 31, 2013	11.7
Granted in 2014	4.4
Outstanding as of December 31, 2014	15.4
Available for grant as of December 31, 2014	6.7
Granted in 2015	3.1
Outstanding as of December 31, 2015	15.7
Available for grant as of December 31, 2015	25.8

The following schedule summarizes the stock option activity for the years ended December 31, 2015, 2014 and 2013 (in millions except for per share amounts):

	Shares	Weighted Average Exercise Price
Balance, December 31, 2012	15.8	$24.39
Granted	4.2	48.64
Exercised	(6.1)	22.64
Cancelled	(0.1)	31.58
Balance, December 31, 2013	13.8	32.49
Granted	4.4	58.72
Exercised	(2.7)	22.69
Cancelled	(0.1)	46.21
Balance, December 31, 2014	15.4	41.56
Granted	3.1	65.91
Exercised	(1.9)	29.67
Cancelled	(0.9)	54.08
Balance, December 31, 2015	15.7	47.19

The intrinsic value of options exercised during the years ended December 31, 2015, 2014 and 2013 was $72.9 million, $92.5 million and $134.9 million, respectively. The Company generally issues shares from treasury stock for stock options exercised.

The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2015:

	Outstanding Options				Exercisable Options
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2015 (a)	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2015 (a)
	(In millions)			(In millions)	(In millions)			(In millions)
$ 0.00 - $25.76	2.5	2.08	$23.65	$91.9	2.5	2.08	$23.65	$91.9
$25.77 - $27.40	1.7	1.83	27.10	57.2	1.7	1.83	27.10	57.2
$27.41 - $34.33	1.1	3.67	34.12	29.5	1.1	3.67	34.12	29.5
$34.34 - $48.75	3.5	4.68	48.70	41.4	2.3	4.60	48.69	27.2
$48.76 - $60.60	3.4	5.78	58.18	8.3	0.1	1.98	57.08	0.2
$60.61 - $66.18	3.5	6.68	65.70	—	—	N/A	—	—
$ 0.00 - $66.18	15.7	4.57	$47.19	$228.3	7.7	3.01	$33.67	$206.0
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(a)	Intrinsic value is based on a closing stock price as of December 31, 2015 of $60.60.

The weighted average fair value of options granted during the years ended December 31, 2015, 2014 and 2013 was estimated to be $10.67, $9.15 and $7.85, respectively, using the Black-Scholes option pricing model with the assumptions below:

	2015	2014	2013
Risk free interest rate	1.4%	1.4%	1.0%
Volatility	21.7%	21.2%	23.3%
Dividend yield	1.6%	1.6%	1.8%
Weighted average expected life (years)	4.2	4.2	4.2

The Company estimates future forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates.  The Company bases the risk-free interest rate that is used in the stock option valuation model on U.S. Treasury securities issued with maturities similar to the expected term of the options.  The expected stock volatility factor is determined using historical daily price changes of the Company's common stock over the most recent period commensurate with the expected term of the option and the impact of any expected trends.  The dividend yield assumption is based on the current dividend yield at the grant date or management's forecasted expectations. The expected life assumption is determined by calculating the average term from the Company's historical stock option activity and considering the impact of expected future trends.

The Company granted a total of 0.8 million restricted stock shares at prices ranging from $61.33 to $69.33 on various dates in 2015. The Company granted a total of 0.8 million restricted stock shares at prices ranging from $52.85 to $64.04 on various dates in 2014. The Company granted a total of 0.8 million restricted stock shares at prices ranging from $36.49 to $52.19 on various dates in 2013. These shares were granted at the closing market price on the date of grant and vest annually over three years. As of December 31, 2015 and 2014, we have approximately 3.9 million and 1.8 million unvested restricted shares remaining. The December 31, 2015 balance includes those RSU's converted in connection with the Acquisition as noted above.

The Company has provided for total stock compensation expense of $97.9 million, $57.4 million and $57.4 million for the years ended December 31, 2015, 2014 and 2013, respectively, which is included in selling, general, and administrative expense in the Consolidated Statements of Earnings, unless the expense is attributable to a discontinued operation. Of the total stock compensation expense, $1.7 million and $4.0 million for 2014 and 2013, respectively, relates to liability based awards that will not be credited to additional paid in capital until issued. Total compensation expense for 2015 did not include amounts relating to liability based awards.

As of December 31, 2015 and 2014, the total unrecognized compensation cost related to non-vested stock awards is $206.4 million and $131.1 million, respectively, which is expected to be recognized in pre-tax income over a weighted average period of 1.6 years and 1.7 years, respectively.

German Pension Plans

Our German operations have unfunded, defined benefit plan obligations. These obligations relate to benefits to be paid to German employees upon retirement. The accumulated benefit obligation as of December 31, 2015 and 2014, was $47.7 million and $50.6 million, respectively, and the projected benefit obligation was $48.5 million and $51.6 million, respectively. The plan remains unfunded as of December 31, 2015.